Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
2020	$ 210
2021	210
2022	210
2023	210
2024	56
Total	$ 896	$ 1,245